Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net income (loss) per ordinary share	The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common shares outstanding:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator
Net loss available to Class A Unit holders	$(22,131)	$(12,725)	$(89,617)	$(24,334)
Denominator
Weighted average Class A Units outstanding, basic and diluted	186,500,000	140,109,890	186,500,000	131,160,221
Net loss per Class A Unit
Net loss per Class A Unit, basic and diluted	(0.12)	(0.09)	(0.48)	(0.19)
Antidilutive securities
Class B Units	27,100,937	7,767,122	27,100,937	7,767,122
The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common shares outstanding:

	Years Ended December 31,
	2021	2020
Numerator
Net loss available to Class A Unit holders	$(55,146)	$(26,749)
Denominator
Weighted average Class A Units outstanding, basic and diluted	150,706,849	104,986,301
Net loss per Class A Unit
Net loss per Class A Unit, basic and diluted	$(0.37)	$(0.25)